UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  October 18, 2007
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  144,519


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3037   32454  SH       SOLE       NONE     0    0       32454
Abbott Labs              COM            002824100      3029   56489  SH       SOLE       NONE     0    0       56489
Air Prod & Chemical	 COM		009158106      2719   27813  SH	      SOLE	 NONE	  0    0       27813
American Int'l Group     COM            026874107      4412   65222  SH       SOLE       NONE     0    0       65222
American Std Inc Del	 COM		029712106	416   11687  SH	      SOLE       NONE     0    0       11687
Amgen Inc                COM            031162100      1065   18832  SH       SOLE       NONE     0    0       18832
Anheuser Busch           COM            035229103       881   17628  SH       SOLE       NONE     0    0       17628
Applied Materials Inc    COM            038222105       635   30659  SH       SOLE       NONE     0    0       30659
AT&T, Inc.		 COM		00206R102	303    7151  SH	      SOLE	 NONE	  0    0	7151
Automatic Data Processi  COM            053015103      2566   55868  SH       SOLE       NONE     0    0       55868
Berkshire Hathaway       Class B        084670207      6422    1625  SH       SOLE       NONE     0    0        1625
Berkshire Hathaway	 Class A	084670108      1541      13  SH	      SOLE	 NONE	  0    0	  13
Brookfield Asset Mgmt	 COM		112585104      1801   46792  SH	      SOLE	 NONE	  0    0       46792
Capital One Financial	 COM		14040H105      1141   17175  SH	      SOLE	 NONE	  0    0       17175
Chevron Corp	         COM            166764100      3896   41631  SH       SOLE       NONE     0    0       41631
Cisco Systems Inc	 COM		17275R102      2032   61340  SH	      SOLE       NONE     0    0       61340
Citigroup                COM            172967101      5149  110335  SH       SOLE       NONE     0    0      110335
Corning Inc              COM            219350105      2064   83732  SH       SOLE       NONE     0    0       83732
CVS Corp		 COM		126650100      3435   86672  SH	      SOLE	 NONE	  0    0       86672
Encana Corp		 COM		292505104      2760   44631  SH	      SOLE	 NONE	  0    0       44631
Exxon Mobil              COM            30231G102      5714   61736  SH       SOLE       NONE     0    0       61736
FEDEX Corp               COM            31428X106      2060   19662  SH       SOLE       NONE     0    0       19662
General Electric         COM            369604103      6864  165801  SH       SOLE       NONE     0    0      165801
Goldman Sachs Group Inc	 COM		38141G104      2443   11271  SH	      SOLE	 NONE	  0    0       11271
IBM                      COM            459200101      5562   47219  SH       SOLE       NONE     0    0       47219
Intel                    COM            458140100      3208  124053  SH       SOLE       NONE     0    0      124053
iShares Lehman Aggregate COM		464287226       235    2350  SH	      SOLE	 NONE	  0    0	2350
iShares MSCI EAFE Value	 COM		464288877      1163   14894  SH	      SOLE	 NONE	  0    0       14894
iShares Russell 2000 Ind COM		464287655      2885   36040  SH	      SOLE	 NONE	  0    0       36040
iShares Russell Midcap   COM		464287499      6267   57929  SH	      SOLE	 NONE	  0    0       57929
iShares Tr MSCI Emerging COM		464287234	404    2701  SH	      SOLE	 NONE	  0    0	2701
iShares Trust MSCI EAFE  COM		464287465      1149   13910  SH	      SOLE	 NONE	  0    0       13910
iShares Trust Russell 20 COM		464287630       823   10702  SH       SOLE	 NONE	  0    0       10702
iShares	Trust S&P 100 In COM		464287101	718   10043  SH       SOLE       NONE     0    0       10043
ITT Industries, Inc	 COM		450911102	289    4250  SH	      SOLE	 NONE	  0    0	4250
J.P. Morgan Chase & Co.  COM            46625H100      3659   79850  SH       SOLE       NONE     0    0       79850
Johnson & Johnson        COM            478160104      4570   69555  SH       SOLE       NONE     0    0       69555
Johnson Controls         COM            478366107      5283   44730  SH       SOLE       NONE     0    0       44730
Kellogg			 COM		487836108      1622   28965  SH	      SOLE	 NONE	  0    0       28965
Medtronic		 COM		585055106      2427   43018  SH	      SOLE	 NONE	  0    0       43018
Microsoft Corp           COM            594918104      4063  137919  SH       SOLE       NONE     0    0      137919
Oracle Corp              COM            68389X105      1243   57416  SH       SOLE       NONE     0    0       57416
Pepsico Inc              COM            713448108      4902   66906  SH       SOLE       NONE     0    0       66906
Pitney Bowes Inc         COM            724479100       486   10691  SH       SOLE       NONE     0    0       10691
Proctor & Gamble         COM            742718109      5884   83646  SH       SOLE       NONE     0    0       83646
S&P Dep Receipts (SPDRS) COM		78462F103	209    1373  SH	      SOLE	 NONE	  0    0	1373
Schlumberger	         COM		806857108      1429   13605  SH	      SOLE	 NONE	  0    0       13605
Staples Inc		 COM		855030102      1929   89779  SH	      SOLE	 NONE	  0    0       89779
The Travelers Companies  COM            89417E109       585   11621  SH       SOLE       NONE     0    0       11621
United Parcel Service    Class B        911312106       886   11802  SH       SOLE       NONE     0    0       11802
US Bancorp Del Com New	 COM		902973304	291    8957  SH	      SOLE	 NONE	  0    0	8957
Vanguard Index Funds     COM		922908769	486    3211  SH	      SOLE 	 NONE 	  0    0	3211
Varian Medical Systems   COM            92220P105      3132   74767  SH       SOLE       NONE     0    0       74767
Virginia Community Bank	 COM		927786103	213    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	320    6385  SH	      SOLE	 NONE	  0    0	6385
Walgreen Co		 COM		931422109	604   12778  SH	      SOLE	 NONE	  0    0       12778
Wal-Mart                 COM            931142103      1229   28147  SH       SOLE       NONE     0    0       28147
Wells Fargo              COM            949746101      3495   98112  SH       SOLE       NONE     0    0       98112
Western Union	 	 COM		959802109      1965   93717  SH	      SOLE	 NONE	  0    0       93717
Wrigley Wm Jr Co         COM            982526105      1882   29300  SH       SOLE       NONE     0    0       29300
Wyeth                    COM            983024100      1314   29486  SH       SOLE       NONE     0    0       29486
Zimmer Holdings Inc      COM            98956P102      1323   16338  SH       SOLE       NONE     0    0       16338
